LORD ABBETT DEVELOPING GROWTH FUND

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2006

Securities and Exchange Commission

100 F Street NE,

Washington DC  20549-4720

Re:	Lord Abbett Developing Growth Fund, Inc.
1933 Act File No. 002-62797
1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 40 to the above-referenced Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 28, 2006.

Please contact the undersigned at (201) 395-2676 should you have any questions or comments.

Very truly yours,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC